CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (3.375% Convertible Senior Notes, due June 2038, Convertible Debt)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
3.375% Convertible Senior Notes, due June 2038 | Convertible Debt
Debt instrument percentage rate	3.375%	3.375%	3.375%